Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0001953021
Registrant Name	Mega Matrix Inc.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A